SHARE CAPITAL, WARRANTS AND OPTIONS - Common shares purchase warrants exercisable(Details)	12 Months Ended
	Dec. 31, 2017 EquityInstruments $ / shares	Dec. 31, 2016 EquityInstruments	Dec. 31, 2015 EquityInstruments	Dec. 31, 2014 EquityInstruments
Disclosure of warrants outstanding
Warrants outstanding | EquityInstruments	176,175,413	95,982,036	27,738,344	25,137,030
Weighted average remaining contractual life (years)	1 year 29 days
Volume-weighted average trading price of common shares on TSX-V triggering acceleration clause | $ / shares	$ 0.18
Period of consecutive trading days for which volume-weighted average trading price of common shares on TSX-V needs to exceed triggering level	10 days
Period of acceleration of warrant expiry date when triggering condition is met	30 days
Jul 21, 2018 One
Disclosure of warrants outstanding
Warrants outstanding | EquityInstruments	46,334,451
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life (years)	1 month 24 days
Jul 21, 2018 Two
Disclosure of warrants outstanding
Warrants outstanding | EquityInstruments	1,203,695
Exercise price | $ / shares	$ 0.075
Weighted average remaining contractual life (years)	0 years
Sep 12, 2018
Disclosure of warrants outstanding
Warrants outstanding | EquityInstruments	33,665,546
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life (years)	1 month 17 days
Jun 8, 2019 One
Disclosure of warrants outstanding
Warrants outstanding | EquityInstruments	72,515,414
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life (years)	7 months 2 days
Jun 8, 2019 Two
Disclosure of warrants outstanding
Warrants outstanding | EquityInstruments	1,965,083
Exercise price | $ / shares	$ 0.075
Weighted average remaining contractual life (years)	7 days
August 15, 2019
Disclosure of warrants outstanding
Warrants outstanding | EquityInstruments	20,491,224
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life (years)	2 months 9 days